Debt (Summary of Changes in Liabilities Arising From Financing Activities) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	$ 12,807	$ 12,566
Cash flows	(1,215)	(194)
Additions and other adjustments to ROU assets	306	470
Foreign currency translation and other non-cash changes	121	(35)
Ending Balance	12,019	12,807
Short-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	1,534	1,815
Cash flows	(745)	(287)
Additions and other adjustments to ROU assets	0	0
Foreign currency translation and other non-cash changes	84	6
Ending Balance	873	1,534
Long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	9,918	9,425
Cash flows	(51)	495
Additions and other adjustments to ROU assets	0	0
Foreign currency translation and other non-cash changes	(4)	(2)
Ending Balance	9,863	9,918
Lease Liabilities Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	1,355	1,326
Cash flows	(419)	(402)
Additions and other adjustments to ROU assets	306	470
Foreign currency translation and other non-cash changes	41	(39)
Ending Balance	$ 1,283	$ 1,355